Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments Under Non-Cancellable Short-Term Leases	Jun. 30, 2024 USD ($)
Schedule of Future Minimum Lease Payments Under Non-Cancellable Short-Term Leases [Line Items]
Total lease commitment	$ 16,154
Within 1 year [Member]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Short-Term Leases [Line Items]
Total lease commitment	14,007
1-2 years [Member]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Short-Term Leases [Line Items]
Total lease commitment	$ 2,147